Critical Accounting Estimates and Judgments - Additional Information (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of changes in accounting estimates [Line Items]
Computer software	$ 1,711	$ 1,645
Other identifiable intangible assets	3,058	3,102
Goodwill	$ 8,094	$ 7,913